Document and Entity Information	Feb. 10, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT CO
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
AIMCO OP L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	AIMCO OP L.P.
Entity Central Index Key	0001820878
Entity Emerging Growth Company	false
Entity File Number	0-56223
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2460835
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	224-7900